Organization and Summary of Significant Accounting Policies (Details 18) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Cash Received From Stock Option Exercises And Related Income Tax Benefit
Cash Received from Stock Option Exercises	$ 136	$ 364	$ 474
Income Tax Benefit	$ 25	$ 196	$ 458